COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONTRACTUAL OBLIGATIONS
June 30, 2026
Within 1 year	$179,996
2 – 5 years	637,079
More than 5 years	39,622
Total	$856,697